Shareholder Report, Line Graph (Details) 227136_Hotchkis - Wiley High Yield Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 390,822	$ 359,138	$ 327,437	$ 299,770	$ 337,288	$ 282,667	$ 304,786	$ 292,532	$ 284,373	$ 250,000	$ 409,079
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Corporate Bond Index
Accumulated Value	312,556	292,014	277,996	274,123	318,127	306,999	280,876	254,054	255,833	250,000	$ 326,539
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA BB-B U.S. High Yield Constrained Index
Accumulated Value	$ 402,171	$ 368,449	$ 334,489	$ 307,789	$ 350,549	$ 309,010	$ 307,404	$ 283,017	$ 277,863	$ 250,000	$ 426,690